Adoption of ASU 2018-12	12 Months Ended
Dec. 31, 2022
Adoption of ASU 2018-12 [Abstract]
Adoption of ASU 2018-12	3. Adoption of ASU 2018-12

On January 1, 2023, we adopted ASU 2018-12 with a transition date of January 1, 2021. ASU 2018-12 updated accounting and reporting requirements for long-duration contracts and certain investment contracts issued by insurance entities. We adopted ASU 2018-12 under the modified retrospective approach, except for MRBs, which applied the full retrospective approach. Our consolidated financial statements are presented under the new guidance for reporting periods beginning January 1, 2021.

Under ASU 2018-12, we include actual historical cash flows along with best estimate future cash flows to derive the net premium ratio when calculating the LFPB associated with our traditional and limited-payment long-duration contracts. We review and update, if necessary, assumptions used to measure future cash flows included in the net premium ratio at least annually. Historical cash flows included in the net premium ratio are updated for actual experience quarterly and as assumptions are updated. Changes in the measurement of our LFPB result from updates to cash flow assumptions and actual experience, which impacts are reported within policyholder remeasurement gain (loss) on our Consolidated Statements of Comprehensive Income (Loss). We use an upper-medium grade (low credit risk) fixed-income instrument yield (single-A) discount rate when calculating the LFPB. This discount rate is updated quarterly at each reporting date with the impact recognized in OCI. ASU 2018-12 also eliminated loss recognition testing, premium deficiency testing and the provision for adverse deviation for LFPB.

ASU 2018-12 introduced the category of MRBs, which are contracts or contract features that provide protection to the policyholder from other-than-nominal capital market risk and expose us to other-than-nominal capital market risk upon the occurrence of a specific event or circumstance, such as death, annuitization or periodic withdrawal. MRBs are required to be measured at fair value, with periodic changes in fair value reported within MRB gain (loss) on our Consolidated Statements of Comprehensive Income (Loss), except for periodic changes to instrument-specific credit risk related to direct policies, which are recognized in OCI. Changes in the fair value of ceded MRB assets and liabilities are also reported within MRB gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

ASU 2018-12 simplified the amortization model for DAC and DAC-like intangible balances, including VOBA, DSI and DFEL. Historically these balances were amortized in proportion to premium or over expected gross profits. They are now amortized on a constant-level basis over the expected term of the contract. Loss recognition testing and impairment testing are no longer applicable for DAC.

ASU 2018-12 requires disaggregated rollforwards of the beginning of year to the end of the reporting period balances. We also disclose information about inputs, judgments, assumptions, methods, changes during the period and the effect of these changes on the measurement of applicable balances. In determining the appropriate level of aggregation, we considered our reportable segments, nature and risk characteristics of our products and level of aggregation we used in disclosures presented outside the financial statements.

The following table presents the cumulative effect adjustments (in millions), after-tax and shown as increase (decrease), to the components of stockholders’ equity due to the adoption of ASU 2018-12 as of January 1, 2021, by primary accounting topic:

			Total
	Retained		Stockholders’
	Earnings	AOCI	Equity
Shadow impacts:
DAC, VOBA, DSI and DFEL	$-	$2,271	$2,271
Additional liabilities for other
insurance benefits	-	1,197	1,197
LFPB and Other (1)	(187)	(1,715)	(1,902)
MRBs (2)	(6,086)	2,874	(3,212)
Total	$(6,273)	$4,627	$(1,646)

(1)Includes impacts to reserves and ceded reserves reported within future contract benefits and reinsurance recoverables, respectively on the Consolidated Balance Sheets, excluding shadow impacts on additional liabilities for other insurance benefits.

(2)Includes impacts related to MRB assets and MRB liabilities reported on the Consolidated Balance Sheets, and ceded MRBs reported within other assets on the Consolidated Balance Sheets.

The following table summarizes the effect of the adoption of ASU 2018-12 as of January 1, 2021, (in millions) on the Consolidated Balance Sheets:

			Total
	Retained		Stockholders’
	Earnings	AOCI	Equity
DAC, VOBA and DSI	$-	$6,079	$6,079
Reinsurance recoverables	607	2,431	3,038
Other assets (1)	242	-	242
Future contract benefits	(844)	(3,088)	(3,932)
MRBs, net	(7,956)	3,656	(4,300)
DFEL	-	(3,190)	(3,190)
Other liabilities (2)	1,678	(1,261)	417
Total	$(6,273)	$4,627	$(1,646)

(1)Consists primarily of ceded MRB adjustments.

(2)Consists of state and federal tax adjustments.

The following table summarizes the changes in DAC, VOBA and DSI, pre-tax, (in millions) due to the adoption of ASU 2018-12 and reconciles this balance to the Consolidated Balance Sheets:

		Impact from
	Balance	Removal of	Balance
	Pre-Adoption	Shadow	Post-Adoption
	December 31,	Balances	January 1,
	2020	from AOCI	2021
DAC
Traditional Life	$1,082	$-	$1,082
UL and Other	394	5,031	5,425
Variable Annuities	3,518	52	3,570
Fixed Annuities	264	215	479
Group Protection	187	-	187
Retirement Plan Services	120	112	232
Total DAC	5,565	5,410	10,975

VOBA
Traditional Life	67	-	67
UL and Other	180	630	810
Fixed Annuities	-	23	23
Total VOBA	247	653	900

DSI (1)
UL and Other	35	-	35
Variable Annuities	148	2	150
Fixed Annuities	17	13	30
Retirement Plan Services	13	1	14
Total DSI	213	16	229
Total DAC, VOBA and DSI	$6,025	$6,079	$12,104

(1)Pre-adoption DSI balance was previously reported in other assets on the Consolidated Balance Sheets.

The following table summarizes the changes in DFEL, pre-tax, (in millions) due to the adoption of ASU 2018-12 and reconciles this balance to the Consolidated Balance Sheets:

		Impact from
	Balance	Removal of	Balance
	Pre-Adoption	Shadow	Post-Adoption
	December 31,	Balances	January 1,
	2020	from AOCI	2021
DFEL (1)
UL and Other	$113	$3,185	$3,298
Variable Annuities	288	5	293
Total DFEL	$401	$3,190	$3,591

(1)Pre-adoption DFEL balance was previously reported in other contract holder funds on the Consolidated Balance Sheets.

The following table summarizes the changes in future contract benefits, pre-tax, (in millions) due to the adoption of ASU 2018-12 and reconciles this balance to the Consolidated Balance Sheets:

		Impact from	Single-A
	Balance	Removal of	Discount	Cumulative	Balance
	Pre-Adoption	Shadow	Rate	Effect to	Post-Adoption
	December 31,	Balances	Measurement	Retained	January 1,
	2020 (1)	from AOCI	in AOCI	Earnings	2021
LFPB
Traditional Life	$3,483	$-	$943	$-	$4,426
Payout Annuities	2,314	(105)	415	44	2,668
Liability for Future Claims
Group Protection	5,422	-	517	-	5,939
Additional Liabilities for Other
Insurance Benefits
UL and Other	13,649	(1,515)	-	174	12,308
Other Operations (2)	10,463	(80)	2,913	626	13,922
Other (3)	3,565	-	-	-	3,565
Total future contract benefits	$38,896	$(1,700)	$4,788	$844	$42,828

(1)Balance pre-adoption excludes features that meet the definition of an MRB upon transition, including features that were previously accounted for as an additional liability. Also, balance pre-adoption reflects certain reclassifications of non-life contingent account balances from future contract benefits to policyholder account balances within the Consolidated Balance Sheets.

(2)Represents future contract benefits reported in Other Operations primarily attributable to the indemnity reinsurance agreements with Protective ($6.3 billion and $7.4 billion as of December 31, 2020, and January 1, 2021, respectively) and Swiss Re ($2.0 billion and $3.5 billion as of December 31, 2020, and January 1, 2021, respectively). Includes LFPB and additional liabilities balances.

(3)Represents other miscellaneous reserves outside the scope of ASU 2018-12.

The following table summarizes the changes in reinsurance recoverables, pre-tax, (in millions) due to the adoption of ASU 2018-12 and reconciles this balance to the Consolidated Balance Sheets:

		Single-A
	Balance	Discount	Cumulative	Balance
	Pre-Adoption	Rate	Effect to	Post-Adoption
	December 31,	Measurement	Retained	January 1,
	2020 (1)	in AOCI	Earnings	2021
Reinsured LFPB
Traditional Life	$755	$151	$-	$906
Payout Annuities	2	-	-	2
Reinsured Liability for Future
Claims
Group Protection	148	14	-	162
Reinsured Additional Liabilities
for Other Insurance Benefits
UL and Other	335	-	(3)	332
Reinsured Other Operations (2)	14,320	2,266	610	17,196
Reinsured Other (3)	790	-	-	790
Total reinsurance recoverables	$16,350	$2,431	$607	$19,388

(1)Balance pre-adoption excludes features that meet the definition of a ceded MRB upon transition, including features that were previously accounted for as reinsured additional liabilities.

(2)Represents reinsurance recoverables reported in Other Operations primarily attributable to the indemnity reinsurance agreements with Protective ($12.0 billion and $13.2 billion as of December 31, 2020, and January 1, 2021, respectively) and Swiss Re ($1.3 billion and $2.6 billion as of December 31, 2020, and January 1, 2021, respectively). Includes reinsured LFPB and reinsured additional liabilities balances.

(3)Represents other miscellaneous reinsurance recoverables outside the scope of ASU 2018-12.

The following table summarizes the changes in the net liability position of MRBs, pre-tax, (in millions) due to the adoption of ASU 2018-12 and reconciles this balance to the Consolidated Balance Sheets:

	Balance	Cumulative	Cumulative	Balance
	Pre-Adoption	Effect of	Effect to	Post-Adoption
	December 31,	Credit Risk	Retained	January 1,
	2020 (1)	to AOCI	Earnings	2021
MRBs, Net
Variable Annuities	$831	$(3,592)	$7,968	$5,207
Fixed Annuities	192	(52)	(22)	118
Retirement Plan Services	11	(12)	10	9
Total MRBs, net	$1,034	$(3,656)	$7,956	$5,334

(1)Balance pre-adoption includes all features that meet the definition of an MRB upon transition, including features that were previously accounted for as additional liabilities or embedded derivatives.

The following table summarizes the changes in the net asset position of ceded MRBs, pre-tax, (in millions) due to the adoption of ASU 2018-12, reported in other assets on the Consolidated Balance Sheets:

	Balance	Cumulative	Balance
	Pre-Adoption	Effect to	Post-Adoption
	December 31,	Retained	January 1,
	2020 (1)	Earnings	2021
Ceded MRBs, Net
Variable Annuities	$215	$121	$336
Total ceded MRBs, net	$215	$121	$336

(1)Balance pre-adoption includes all features that meet the definition of a ceded MRB upon transition, including features that were previously accounted for as reinsured additional liabilities or embedded derivatives.

The following summarizes the effect of the adoption of ASU 2018-12 (in millions) on certain financial statement line items within the previously reported Consolidated Balance Sheets:

	As of December 31, 2022			As of December 31, 2021
		Adoption			Adoption
	As	of New		As	of New
	Previously	Accounting	As	Previously	Accounting	As
	Reported (1)	Standard	Adjusted	Reported (1)	Standard	Adjusted
Deferred acquisition costs, value of business
acquired and deferred sales inducements (2)	$13,803	$(1,568)	$12,235	$6,286	$5,610	$11,896
Reinsurance recoverables, net of allowance for
credit losses	19,882	(439)	19,443	20,295	2,091	22,386
Market risk benefit assets	-	2,807	2,807	-	1,888	1,888
Other assets (2)	20,493	(1,691)	18,802	18,316	(1,784)	16,532
Total assets	335,108	(891)	334,217	386,945	7,805	394,750
Future contract benefits (2)	41,756	(2,930)	38,826	40,687	738	41,425
Market risk benefit liabilities	-	2,078	2,078	-	4,399	4,399
Deferred front-end loads (2)	5,669	(617)	5,052	415	3,810	4,225
Other liabilities (2)	11,976	45	12,021	16,708	(303)	16,405
Total liabilities	330,539	(1,424)	329,115	366,191	8,644	374,835
Retained earnings	6,707	(783)	5,924	9,578	(4,382)	5,196
Accumulated other comprehensive income (loss)	(7,668)	1,316	(6,352)	6,441	3,543	9,984
Total stockholders’ equity	4,569	533	5,102	20,754	(839)	19,915

(1)The amounts as previously reported were derived from our Annual Report on Form 10-K/A for the year ended December 31, 2022, filed on March 30, 2023, and disclosed in “Impacts to our Consolidated Financial Statements Related to the Restatement of Previously Issued Consolidated Financial Statements and the Adoption of ASU 2018-12” in Note 1.

(2)Certain amounts have been reclassified to conform to the presentation adopted in the current period.

The following summarizes the effect of the adoption of ASU 2018-12 (in millions, except per share data) on certain financial statement line items within the previously reported Consolidated Statements of Comprehensive Income (Loss):

	For the Year Ended December 31, 2022			For the Year Ended December 31, 2021
		Adoption			Adoption
	As	of New		As	of New
	Previously	Accounting	As	Previously	Accounting	As
	Reported (1)	Standard	Adjusted	Reported (1)	Standard	Adjusted
Fee income	$6,054	$(451)	$5,603	$6,905	$(866)	$6,039
Realized gain (loss)	345	495	840	414	(1,281)	(867)
Total revenues	18,766	44	18,810	19,862	(2,147)	17,715
Benefits	12,546	(4,067)	8,479	8,529	(26)	8,503
Interest credited	2,870	7	2,877	2,933	(4)	2,929
Market risk benefit (gain) loss	-	(3,246)	(3,246)	-	(3,753)	(3,753)
Policyholder liability remeasurement (gain) loss	-	2,766	2,766	-	(183)	(183)
Commissions and other expenses	5,096	29	5,125	5,794	(575)	5,219
Total expenses	21,596	(4,511)	17,085	17,613	(4,541)	13,072
Income (loss) before taxes	(2,830)	4,555	1,725	2,249	2,394	4,643
Federal income tax expense (benefit)	(589)	956	367	362	503	865
Net income (loss)	(2,241)	3,599	1,358	1,887	1,891	3,778
Other comprehensive income (loss),
net of tax:
Unrealized investment gain (loss)	(14,030)	(4,029)	(18,059)	(2,535)	(752)	(3,287)
Market risk benefit non-performance risk
gain (loss)	-	(210)	(210)	-	(923)	(923)
Policyholder liability discount rate
remeasurement gain (loss)	-	2,012	2,012	-	591	591
Total other comprehensive income (loss),
net of tax	(14,109)	(2,227)	(16,336)	(2,490)	(1,084)	(3,574)
Comprehensive income (loss)	(16,350)	1,372	(14,978)	(603)	807	204
Net income (loss) per common share:
Basic	(13.11)	21.04	7.93	10.07	10.10	20.17
Diluted	(13.19)	20.97	7.78	9.98	9.98	19.96

(1)The amounts as previously reported were derived from our Annual Report on Form 10-K/A for the year ended December 31, 2022, filed on March 30, 2023, and disclosed in “Impacts to our Consolidated Financial Statements Related to the Restatement of Previously Issued Consolidated Financial Statements and the Adoption of ASU 2018-12” in Note 1.

The following summarizes the effect of the adoption of ASU 2018-12 (in millions) on certain financial statement line items within the previously reported Consolidated Statements of Stockholders’ Equity:

	For the Year Ended December 31, 2022			For the Year Ended December 31, 2021
		Adoption			Adoption
	As	of New		As	of New
	Previously	Accounting	As	Previously	Accounting	As
	Reported (1)	Standard	Adjusted	Reported (1)	Standard	Adjusted
Retained earnings balance as of beginning-of-year	$9,578	$(4,382)	$5,196	$8,686	$-	$8,686
Cumulative effect from adoption of new
accounting standards	-	-	-	-	(6,273)	(6,273)
Net income (loss)	(2,241)	3,599	1,358	1,887	1,891	3,778
Retained earnings balance as of end-of-year	6,707	(783)	5,924	9,578	(4,382)	5,196
Accumulated other comprehensive income (loss)
balance as of beginning-of-year	6,441	3,543	9,984	8,931	-	8,931
Cumulative effect from adoption of new
accounting standards	-	-	-	-	4,627	4,627
Other comprehensive income (loss), net of tax	(14,109)	(2,227)	(16,336)	(2,490)	(1,084)	(3,574)
Accumulated other comprehensive income (loss)
balance as of end-of-year	(7,668)	1,316	(6,352)	6,441	3,543	9,984
Total stockholders’ equity as of end-of-year	4,569	533	5,102	20,754	(839)	19,915

(1)The amounts as previously reported were derived from our Annual Report on Form 10-K/A for the year ended December 31, 2022, filed on March 30, 2023, and disclosed in “Impacts to our Consolidated Financial Statements Related to the Restatement of Previously Issued Consolidated Financial Statements and the Adoption of ASU 2018-12” in Note 1.

The following summarizes the effect of the adoption of ASU 2018-12 (in millions) on certain financial statement line items within the previously reported Consolidated Statements of Cash Flows:

	For the Year Ended December 31, 2022
		Adoption
	As	of New
	Previously	Accounting	As
	Reported (1)	Standard	Adjusted
Net income (loss)	$(2,241)	$3,599	$1,358
Adjustments to reconcile net income (loss) to net cash provided by (used in)
operating activities:
Realized (gain) loss	(345)	(495)	(840)
Market risk benefit (gain) loss	-	(3,246)	(3,246)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads	118	370	488
Insurance liabilities and reinsurance-related balances (2)	5,630	(1,211)	4,419
Accrued expenses	(89)	(2)	(91)
Federal income tax accruals	(535)	956	421
Other (2)	246	29	275

(1)The amounts as previously reported were derived from our Annual Report on Form 10-K/A for the year ended December 31, 2022, filed on March 30, 2023, and disclosed in “Impacts to our Consolidated Financial Statements Related to the Restatement of Previously Issued Consolidated Financial Statements and the Adoption of ASU 2018-12” in Note 1.

(2)Certain amounts have been reclassified to conform to the presentation adopted in the current period.

(3)

The following summarizes the effect of the adoption of ASU 2018-12 (in millions) on certain financial statement line items within the previously reported Consolidated Statements of Cash Flows:

	For the Year Ended December 31, 2021
		Adoption
	As	of New
	Previously	Accounting	As
	Reported (1)	Standard	Adjusted
Net income (loss)	$1,887	$1,891	$3,778
Adjustments to reconcile net income (loss) to net cash provided by (used in)
operating activities:
Realized (gain) loss	(414)	1,281	867
Market risk benefit (gain) loss	-	(3,753)	(3,753)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads	312	163	475
Insurance liabilities and reinsurance-related balances (2)	(2,233)	(104)	(2,337)
Accrued expenses	392	7	399
Federal income tax accruals	361	503	864
Other (2)	(413)	12	(401)

(1)The amounts as previously reported were derived from our Annual Report on Form 10-K/A for the year ended December 31, 2022, filed on March 30, 2023, and disclosed in “Impacts to our Consolidated Financial Statements Related to the Restatement of Previously Issued Consolidated Financial Statements and the Adoption of ASU 2018-12” in Note 1.

(2)Certain amounts have been reclassified to conform to the presentation adopted in the current period.